Supplement to the
Fidelity® Municipal Bond Index Fund
August 29, 2024
Summary Prospectus

Michael Maka no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Mark Lande (Co-Portfolio Manager) has managed the fund since 2024.
MBL-SUSTK-1024-101 1.9900304.101	October 1, 2024